Debt Securities In Issue - Summary of Debt Securities in Issue (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Debt securities in issue [line items]
Debt Securities	£ 42,633	£ 50,346
Credit Linked Notes	43
Medium Term Notes [member]
Debt securities in issue [line items]
Debt Securities	18,002	20,995
Euro 35bn Global Covered Bond Programme [member]
Debt securities in issue [line items]
Debt Securities	15,799	16,628
Certificates of Deposit [member]
Debt securities in issue [line items]
Debt Securities	4,681	5,217
Securitisation Programmes [member]
Debt securities in issue [line items]
Debt Securities	4,108	7,506
US$30bn Euro Medium Term Note Programme [member]
Debt securities in issue [line items]
Debt Securities	8,816	10,818
US SEC - Registered - Santander UK Plc [member]
Debt securities in issue [line items]
Debt Securities	6,280	7,499
US$20bn Commercial Paper Programmes [member]
Debt securities in issue [line items]
Debt Securities	£ 2,906	£ 2,678